Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® MRNA Option Inome Strategy ETF (MRNY)

YieldMax® MSFT Option Income Strategy ETF (MSFO)

YieldMax® NFLX Option Income Strategy ETF (NFLY)

YieldMax® NKE Option Income Strategy ETF (NKEY)

YieldMax® NVDA Option Income Strategy ETF (NVDY)

YieldMax® ORCL Option Income Strategy ETF (ORCY)

YieldMax® PYPL Option Income Strategy ETF (PYPY)

YieldMax® ROKU Option Income Strategy ETF (ROKY)

YieldMax® SNOW Option Income Strategy ETF (SNOY)

YieldMax® XYZ Option Income Strategy ETF (XYZY)

YieldMax® TGT Option Income Strategy ETF (TGTY)

YieldMax® TSLA Option Income Strategy ETF (TSLY)

YieldMax® XOM Option Income Strategy ETF (XOMO)

YieldMax® ZM Option Income Strategy ETF (ZMY)

Each listed on NYSE Arca, Inc.

September 18, 2025

Supplement to the Prospectus and

Statement of Additional Information (“SAI”),

each dated February 28, 2025,

and where applicable a Fund’s Summary Prospectus

Effective on October 1, 2025, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a monthly or more frequent basis.

Please retain this Supplement for future reference.